Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2026
Text Block [Abstract]
Short-term borrowings and long-term debt
11. Short-term borrowings and long-term debt
Short-term borrowings
Short-term borrowings consist of Due to trust accounts, Call money and funds purchased, Payables under repurchase agreements and securities lending transactions, and Other short-term borrowings.

Details of Other short-term borrowings at March 31, 2025 and 2026 are as follows:

	2025	2026

	(in millions of yen)
Short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1)	157,118	171,041
Commercial paper and short-term notes issued by MHFG’s subsidiaries (1) (2)	2,705,133	2,275,299
Borrowings from the Bank of Japan	2,270,980	214,052
Other	404,119	262,607

Total	5,537,351	2,922,999

Notes:
(1)	Short-term notes are issued under the laws of Japan in the form of commercial paper.
(2)
The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥2,138,133 million and ¥567,000 million, respectively, at March 31, 2025, and ¥1,921,799 million and ¥353,500 million, respectively, at March 31, 2026.

Long-term debt
Long-term debt with original maturities of more than one year at March 31, 2025 and 2026 is comprised of the following:

	2025	2026

	(in millions of yen)
Obligations under finance leases	30,858	26,470
Loan participation borrowings	272,164	366,766
Senior borrowings and bonds	11,072,660	16,673,563
Subordinated borrowings and bonds	3,538,438	3,771,702

Total	14,914,120	20,838,501

The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2025	2026

	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-5.15	Apr.2026 - Mar.2056	1,519,315	4,676,495
fixed rate denominated in U.S. dollars	0.00-5.95	Apr.2026 - Mar.2048	4,382,480	5,124,262
fixed rate denominated in other currencies	0.00-6.03	Apr.2026 - May.2041	2,347,671	2,993,771
floating rate denominated in Japanese yen	0.00-25.00	Apr.2026 - Sep.2081	591,004	765,345
floating rate denominated in U.S. dollars	0.00-169.50	Apr.2026 - Nov.2067	2,175,327	3,095,371
floating rate denominated in other currencies	0.00-10.00	Sep.2027 - Sep.2041	56,863	18,320

Total			11,072,660	16,673,563

	Interest rates (1)	Maturities (2)	2025	2026

	(%)		(in millions of yen)
Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.41-4.26	Jun.2026 -Perpetual	3,276,760	3,611,772
fixed rate denominated in U.S. dollars	2.56-2.56	Sep.2031 - Sep.2031	261,678	159,930

Total			3,538,438	3,771,702

Total			14,611,098	20,445,265

Notes:
(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2026.
(2)	Maturity information disclosed is the range of maturities at March 31, 2026.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.
The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2026:

(in millions of yen)
Fiscal year ending March 31:
2027	4,983,631
2028	2,602,911
2029	1,228,200
2030	1,363,025
2031	2,067,460
2032 and thereafter	8,593,273

Total	20,838,501